ACCOUNTS RECEIVABLE (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trade receivables	CAD 170.9	CAD 102.1
Less: allowance for doubtful accounts	(4.5)	(2.3)
Trade receivables, net	166.4	99.8
Sales taxes receivable	5.6	5.9
Other receivables	13.1	5.2
Accounts Receivable, Net, Current	CAD 185.1	CAD 110.9	CAD 116.5